Income tax	9 Months Ended
Oct. 31, 2019
Income Taxes [Abstract]
Income tax
Income tax

	Three months ended October 31, 2019	Three months ended October 31, 2018	Nine months ended October 31, 2019	Nine months ended October 31, 2018
	£000s	£000s	£000s	£000s
Current period research and development tax credit on qualifying expenditure	745	1,195	2,543	1,195
Tax expense related to the US operations	(49)	(27)	(6)	(137)
Total current tax	696	1,168	2,537	1,058

Release of temporary difference relating to intangible asset	31	107	94	672
Total deferred tax	31	107	94	672

Total tax credit for the period	727	1,275	2,631	1,730

The research and development tax credit is recognized based on management’s estimate of the qualifying expenditure relating to research and development activities carried out by the Group. The UK operations have estimated losses for the year and as such there is no accrued income tax for the period.

During the nine months ended October 31, 2019, the Group received £5.3 million in research and development tax credits as compared to £0.2 million for the nine months ended October 31, 2018.